Share-based payments - Summary of Share-based Payment Liability (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
LTIP, Vested | True-up liability
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	£ (0.4)	£ (0.3)
DSBS, Vested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	0.0	0.5
Vested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability		0.2
Vested | True-up liability
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	(0.4)
LTIP, Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	0.8	1.9
DSBS, Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	3.1	6.6
Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	£ 3.9	£ 8.5